Impairment Charges and Reversals	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Impairment Charges and Reversals

9. IMPAIRMENT CHARGES AND REVERSALS
A) Upstream Cash-Generating Units
Impairment Charges
The Company tested CGUs with associated goodwill for impairment as at December 31, 2025, and 2024, and there were no impairments. No impairment indicators were identified for the remaining CGUs as at December 31, 2025, and December 31, 2024.
Key Assumptions
The recoverable amounts (Level 3) of Cenovus’s Oil Sands CGUs with associated goodwill were estimated using fair value less costs of disposal (“FVLCOD”). Key assumptions used to estimate the present value of future net cash flows from reserves include expected future production volumes, quantity of reserves, forward commodity prices, and future development and operating expenses, all consistent with Cenovus’s IQREs, as well as discount rates. Fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using the IQRE forward prices and cost estimates as at December 31, 2025. All reserves were evaluated as at December 31, 2025, and December 31, 2024, by the Company’s IQREs.
Crude Oil, NGLs and Natural Gas Prices
The forward commodity prices as at December 31, 2025, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2026	2027	2028	2029	2030	Average Annual Increase Thereafter (percent)
WTI (1) (US$/bbl) (2)	59.92	65.10	70.28	71.93	73.37	2.00
WCS (3) (C$/bbl)	65.13	70.43	76.90	78.71	80.29	2.00
Condensate at Edmonton (C$/bbl)	80.01	86.19	92.83	95.04	96.94	2.00
Alberta Energy Company Natural Gas (C$/Mcf) (4)	3.00	3.30	3.49	3.58	3.65	2.00
(1)West Texas Intermediate (“WTI”).
(2)Barrel ("bbl").
(3)Western Canadian Select at Hardisty (“WCS”).
(4)One thousand cubic feet (“Mcf”).
The forward commodity prices as at December 31, 2024, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2025	2026	2027	2028	2029	Average Annual Increase Thereafter (percent)
WTI (US$/bbl)	71.58	74.48	75.81	77.66	79.22	2.00
WCS (C$/bbl)	82.69	84.27	83.81	85.70	87.45	2.00
Condensate at Edmonton (C$/bbl)	100.14	100.72	100.24	102.73	104.79	2.00
Alberta Energy Company Natural Gas (C$/Mcf)	2.36	3.33	3.48	3.69	3.76	2.00
Discount Rates
Discounted future cash flows were determined by applying a discount rate of 13 percent (2024 – 14 percent).
Sensitivities
A one percent (2024 – one percent) increase in the discount rate or a five percent (2024 – five percent) decrease in forward commodity price estimates would not impact the results of the impairment tests performed
B) Downstream Cash-Generating Units
i) 2025 Impairment Charges and Reversals
As at December 31, 2025, there were no indicators of impairment or impairment reversals for the Company's downstream CGUs.
ii) 2024 Impairment Charges and Reversals
As at December 31, 2024, lower forward Chicago 3-2-1 crack spreads, net of RINs, that would result in lower margins for refined products was identified as an indicator of impairment for the Lima, Toledo and Wood River CGUs. As a result, these CGUs were tested for impairment.
The recoverable amounts of the Lima, Toledo and Wood River CGUs were in excess of their respective carrying amounts and no impairment was recorded. There were no indicators of impairment for the remaining downstream CGUs and no indicators of impairment reversal for the Superior and Borger CGUs.
Key Assumptions
The recoverable amount (Level 3) of each of the CGUs were determined using FVLCOD. FVLCOD was calculated based on discounted after-tax cash flows using forward prices and cost estimates. Key assumptions in the determination of future cash flows included refined product production, forward crude oil prices, forward crack spreads, net of RINs, future capital expenditures, future operating costs and discount rates. Forward prices were based on third-party consultant forecasts.
Crude Oil and Select Refining Benchmark Prices
As at December 31, 2024, the forward prices used to determine future cash flows were:

(US$/bbl)	2025	2026	2027	2028	2029
WTI	77.68	77.07	78.74	81.51	83.14
Differential WTI – WCS	(14.17)	(15.34)	(15.71)	(16.62)	(17.11)
Chicago 3-2-1 Crack Spread	20.01	21.97	22.60	23.87	24.66
Renewable Identification Numbers	6.79	7.31	8.05	8.69	9.03
Subsequent estimated cash flows were determined using a pricing growth rate between one percent and six percent up to the year 2034.
Discount Rates
Discounted future cash flows were determined by applying a discount rate between 15 percent and 16 percent based on the individual characteristics of the CGU and on the economic and operating factors.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or in forward prices would have had on the impairment amount as at December 31, 2024, for the U.S. Refining CGUs:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	Five Percent Decrease in the Forward Prices
Lima and Wood River CGUs	214	619
For the Toledo CGU, a one percent increase in the discount rate or a five percent decrease in forward prices would not result in an impairment.